Discontinued Operations	12 Months Ended
Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Discontinued Operations
Discontinued Operations

The Company has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of and all properties held for sale, if any. Results are reflective of dispositions through March 31, 2013.

The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets during each of the years ended December 31, 2012, 2011 and 2010 (amounts in thousands).

	Year Ended December 31,
	2012	2011	2010
REVENUES
Rental income	$313,452	$431,951	$606,932
Total revenues	313,452	431,951	606,932

EXPENSES (1)
Property and maintenance	69,783	127,276	193,550
Real estate taxes and insurance	27,956	37,745	62,396
Property management	211	266	230
Depreciation	91,108	124,265	167,887
General and administrative	87	55	42
Total expenses	189,145	289,607	424,105

Discontinued operating income	124,307	142,344	182,827

Interest and other income	156	196	1,490
Other expenses	(161)	(348)	(331)
Interest (2):
Expense incurred, net	(2,284)	(7,686)	(20,763)
Amortization of deferred financing costs	(115)	(1,195)	(953)
Income and other tax (expense) benefit	(32)	223	(108)

Discontinued operations	121,871	133,534	162,162
Net gain on sales of discontinued operations	548,278	826,489	297,956

Discontinued operations, net	$670,149	$960,023	$460,118

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.
For the properties sold during 2012 and the first three months of 2013, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2011 were $2.0 billion and $147.6 million, respectively. For the properties sold during the first three months of 2013, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2012 were $1.4 billion and $8.4 million, respectively.